Quarterly Report
March 31, 2023
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.4%
Asset-Backed & Securitized – 6.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.026%, 11/15/2054 (i)	$3,591,141	$196,356
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.208% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,293,000	1,221,978
ACREC 2023-FL2 LLC, “A”, FLR, 6.921% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	729,883	722,092
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.306% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	671,500	641,908
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.084% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,107,000	1,076,194
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.209% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	1,405,000	1,346,216
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.295%, 7/15/2054 (i)	3,637,819	248,788
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.622%, 2/15/2054 (i)	2,375,462	213,546
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.46%, 12/15/2055 (i)	3,506,273	137,925
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.27%, 2/15/2054 (i)	7,609,992	515,061
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)	4,504,460	276,413
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)	6,475,290	318,488
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.265%, 7/15/2054 (i)	5,791,188	417,484
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.28%, 8/15/2054 (i)	6,763,676	492,676
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.04%, 9/15/2054 (i)	7,563,582	424,642
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 5.884% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	614,500	603,145
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.164% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	777,500	752,476
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.984% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,344,000	1,293,312
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	266,827	251,924
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.865%, 12/15/2072 (i)(n)	4,397,685	191,260
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.323%, 2/15/2054 (i)	5,842,165	435,922
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.778%, 4/15/2054 (i)	3,304,449	141,923
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	832,000	811,224
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	759,000	759,759
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	499,649	498,776
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	173,087	172,071
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	204,000	203,684
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.434% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,110,500	1,068,615
MF1 2021-FL5 Ltd., “AS”, FLR, 5.974% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	664,500	641,793
MF1 2021-FL5 Ltd., “B”, FLR, 6.223% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	836,500	806,154
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.831%, 12/15/2051 (i)	6,014,722	213,164
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.294%, 5/15/2054 (i)	2,872,830	196,212
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.226%, 6/15/2054 (i)	3,520,397	220,302
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.099%, 10/15/2054 (i)	13,383,846	788,745
PFP III 2021-7 Ltd., “AS”, FLR, 5.834% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	932,953	906,831
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.045% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	658,272	636,568
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.345% (LIBOR - 1mo. + 1.5%), 11/25/2036 (n)	206,000	200,656
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.943%, 1/15/2052 (i)(n)	3,263,475	132,448
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.535%, 8/15/2054 (i)	1,312,264	109,133
Westlake Automobile Receivable Trust, 2023-1A, “A2B”, FLR, 5.408% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	153,000	152,874
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.695% (SOFR - 1mo. + 0.85%), 3/15/2027	600,000	594,415
		$21,033,153
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$484,874
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$119,000	$115,025
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	147,000	139,025
		$254,050
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$879,000	$876,871
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	240,297
		$1,117,168

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 50.3%
Fannie Mae, 2.73%, 4/01/2023	$439,878	$438,366
Fannie Mae, 4.5%, 5/01/2025 - 4/01/2041	2,045,084	2,054,732
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	7,010,242	6,856,009
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	4,599,713	4,355,945
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	284,063	298,076
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	738,189	676,835
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	270,213	25,493
Fannie Mae, 3%, 2/25/2033 (i)	332,474	30,040
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,865,778	2,957,354
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	2,011,118	2,051,748
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	327,086	338,122
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	3,417,775	3,250,894
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	366,154	337,007
Fannie Mae, 1.75%, 10/25/2041	621,427	575,058
Fannie Mae, 2.75%, 9/25/2042	277,540	260,922
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 8/01/2052	22,418,823	19,431,100
Fannie Mae, UMBS, 1.5%, 2/01/2042	66,102	54,235
Fannie Mae, UMBS, 2%, 2/01/2042 - 4/01/2052	16,692,556	13,939,492
Fannie Mae, UMBS, 3%, 6/01/2051 - 7/01/2052	5,272,869	4,751,591
Fannie Mae, UMBS, 3.5%, 5/01/2052	360,228	334,749
Fannie Mae, UMBS, 5%, 6/01/2052	573,495	572,158
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	659,433	648,789
Fannie Mae, UMBS, 5.5%, 2/01/2053	474,508	479,280
Fannie Mae, UMBS, 6%, 2/01/2053	248,804	263,066
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,191,093	1,212,710
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	864,086	892,402
Freddie Mac, 3.06%, 7/25/2023	292,301	290,565
Freddie Mac, 0.903%, 4/25/2024 (i)	10,903,653	77,892
Freddie Mac, 0.597%, 7/25/2024 (i)	14,428,572	77,012
Freddie Mac, 3.064%, 8/25/2024	1,652,470	1,613,485
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,233,080	1,236,396
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,802,164
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	846,735	829,603
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	9,567,775	9,121,656
Freddie Mac, 1.367%, 3/25/2027 (i)	1,030,000	49,490
Freddie Mac, 0.574%, 7/25/2027 (i)	29,197,660	603,746
Freddie Mac, 0.423%, 8/25/2027 (i)	24,059,997	385,451
Freddie Mac, 0.294%, 1/25/2028 (i)	40,348,201	532,810
Freddie Mac, 0.304%, 1/25/2028 (i)	17,339,423	235,870
Freddie Mac, 0.135%, 2/25/2028 (i)	49,022,863	339,621
Freddie Mac, 2.5%, 3/15/2028	43,023	42,693
Freddie Mac, 0.12%, 4/25/2028 (i)	31,718,443	209,066
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	7,038,653	6,509,465
Freddie Mac, 1.8%, 11/01/2028	1,850,000	1,628,235
Freddie Mac, 1.091%, 7/25/2029 (i)	4,416,157	246,783
Freddie Mac, 1.143%, 8/25/2029 (i)	7,652,136	449,584
Freddie Mac, 1.8%, 4/25/2030 (i)	1,602,831	169,016
Freddie Mac, 1.868%, 4/25/2030 (i)	4,034,514	430,160
Freddie Mac, 1.665%, 5/25/2030 (i)	2,174,913	213,227
Freddie Mac, 1.797%, 5/25/2030 (i)	4,905,689	517,446
Freddie Mac, 1.342%, 6/25/2030 (i)	1,983,331	159,933
Freddie Mac, 1.599%, 8/25/2030 (i)	1,814,781	175,250
Freddie Mac, 1.169%, 9/25/2030 (i)	1,149,690	82,729
Freddie Mac, 1.081%, 11/25/2030 (i)	2,249,951	151,941
Freddie Mac, 0.329%, 1/25/2031 (i)	8,723,824	171,831
Freddie Mac, 0.781%, 1/25/2031 (i)	3,359,280	170,864
Freddie Mac, 0.936%, 1/25/2031 (i)	2,545,825	152,399
Freddie Mac, 0.516%, 3/25/2031 (i)	6,926,871	222,251
Freddie Mac, 0.732%, 3/25/2031 (i)	2,967,667	143,510

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.216%, 5/25/2031 (i)	$1,210,235	$96,609
Freddie Mac, 0.937%, 7/25/2031 (i)	1,944,368	123,637
Freddie Mac, 0.508%, 8/25/2031 (i)	2,464,032	84,901
Freddie Mac, 0.535%, 9/25/2031 (i)	8,016,720	302,698
Freddie Mac, 0.855%, 9/25/2031 (i)	2,478,687	144,215
Freddie Mac, 0.349%, 11/25/2031 (i)	11,978,818	305,474
Freddie Mac, 0.497%, 12/25/2031 (i)	11,887,771	418,201
Freddie Mac, 0.567%, 12/25/2031 (i)	1,981,491	78,254
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	167,472	175,642
Freddie Mac, 4.35%, 1/25/2033	1,976,380	1,994,194
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	736,633	763,561
Freddie Mac, 5.5%, 2/15/2036 (i)	81,854	13,137
Freddie Mac, 4.5%, 12/15/2040 (i)	24,780	2,144
Freddie Mac, 1.75%, 8/15/2041	228,576	211,635
Freddie Mac, 3.25%, 11/25/2061	2,082,335	1,901,389
Freddie Mac, UMBS, 6.5%, 8/01/2032	15,201	15,796
Freddie Mac, UMBS, 2%, 6/01/2037 - 5/01/2052	11,477,432	9,793,197
Freddie Mac, UMBS, 2.5%, 9/01/2037 - 4/01/2052	4,335,212	3,767,797
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	350,473	329,306
Freddie Mac, UMBS, 3%, 7/01/2050 - 4/01/2052	1,522,550	1,369,598
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	1,266,532	996,318
Freddie Mac, UMBS, 4%, 5/01/2052 - 8/01/2052	795,198	766,242
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	632,713	653,500
Ginnie Mae, 5.678%, 8/20/2034	226,636	232,778
Ginnie Mae, 4%, 5/16/2039 - 9/20/2052	1,195,215	1,162,751
Ginnie Mae, 4.5%, 8/15/2039 - 11/20/2052	7,156,064	7,084,269
Ginnie Mae, 3.5%, 10/20/2041 (i)	101,736	4,805
Ginnie Mae, 3.5%, 12/15/2041 - 9/20/2052	3,087,793	2,946,892
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	4,589,279	4,038,816
Ginnie Mae, 4%, 8/16/2042 (i)	148,328	21,731
Ginnie Mae, 2.25%, 9/20/2043	95,011	90,599
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	6,932,666	6,357,209
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	5,647,173	4,796,967
Ginnie Mae, 0.586%, 2/16/2059 (i)	741,000	25,357
Ginnie Mae, TBA, 5.5%, 5/15/2048 - 4/20/2053	2,400,000	2,426,320
Ginnie Mae, TBA, 2.5%, 4/20/2053	1,675,000	1,474,000
Ginnie Mae, TBA, 3.5%, 4/20/2053	1,000,000	937,461
Ginnie Mae, TBA, 5%, 4/20/2053	2,950,000	2,953,687
Ginnie Mae, TBA, 6%, 4/20/2053	550,000	560,248
UMBS, TBA, 5%, 4/13/2053	1,625,000	1,620,684
UMBS, TBA, 5.5%, 4/13/2053	650,000	656,563
UMBS, TBA, 2%, 4/25/2053	900,097	744,067
UMBS, TBA, 6%, 4/25/2053	625,000	637,915
		$161,208,881
Municipals – 1.0%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$210,000	$208,123
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	690,000	638,291
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	307,033
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	204,092	196,123
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	960,000	1,041,325
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	295,000	269,468
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	280,000	268,200
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	209,193
		$3,137,756

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.98%, 11/01/2023	$9,883	$9,828
Small Business Administration, 4.77%, 4/01/2024	39,118	38,687
Small Business Administration, 5.52%, 6/01/2024	14,661	14,648
Small Business Administration, 4.99%, 9/01/2024	2,318	2,277
Small Business Administration, 5.11%, 4/01/2025	30,215	29,715
Small Business Administration, 2.21%, 2/01/2033	302,892	277,515
Small Business Administration, 2.22%, 3/01/2033	472,337	432,157
Small Business Administration, 3.15%, 7/01/2033	481,315	458,236
Small Business Administration, 3.16%, 8/01/2033	277,978	265,629
Small Business Administration, 3.62%, 9/01/2033	158,712	153,725
		$1,682,417
U.S. Treasury Obligations – 35.4%
U.S. Treasury Bill, 0%, 8/01/2023	$3,243,000	$3,191,544
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	2,907,262
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	2,858,831
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,034,235
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	361,134
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,429,729
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	7,352,003
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	11,681,165
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	16,803,601
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	2,485,717
U.S. Treasury Notes, 0.125%, 5/31/2023	8,057,000	7,998,234
U.S. Treasury Notes, 0.125%, 6/30/2023	7,893,000	7,806,924
U.S. Treasury Notes, 0.125%, 7/15/2023	1,762,000	1,738,805
U.S. Treasury Notes, 0.375%, 10/31/2023	1,062,900	1,036,909
U.S. Treasury Notes, 0.75%, 12/31/2023	12,875,300	12,498,597
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,266,362
U.S. Treasury Notes, 3.875%, 3/31/2025	2,660,000	2,651,895
U.S. Treasury Notes, 2%, 8/15/2025	438,000	419,026
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,709,984
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,608,739
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,331,234
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,422,325
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,788,991
		$113,383,246
Total Bonds		$302,301,545
Investment Companies (h) – 12.9%
Money Market Funds – 12.9%
MFS Institutional Money Market Portfolio, 4.56% (v)	41,216,726	$41,224,969

Other Assets, Less Liabilities – (7.3)%		(23,345,819)
Net Assets – 100.0%		$320,180,695
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,224,969 and $302,301,545, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,091,958, representing 4.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	500	$57,460,937	June – 2023	$1,444,031
U.S. Treasury Note 5 yr	Long	USD	176	19,273,375	June – 2023	228,009
U.S. Treasury Ultra Note 10 yr	Long	USD	25	3,028,516	June – 2023	50,471
						$1,722,511
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	14	$1,836,187	June – 2023	$(10,740)
U.S. Treasury Note 2 yr	Long	USD	12	2,477,438	June – 2023	(8,570)
U.S. Treasury Ultra Bond	Short	USD	71	10,019,875	June – 2023	(249,813)
						$(269,123)
At March 31, 2023, the fund had liquid securities with an aggregate value of $1,607,829 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$115,065,663	$—	$115,065,663
Municipal Bonds	—	3,137,756	—	3,137,756
U.S. Corporate Bonds	—	1,856,092	—	1,856,092
Residential Mortgage-Backed Securities	—	161,208,881	—	161,208,881
Commercial Mortgage-Backed Securities	—	12,229,532	—	12,229,532
Asset-Backed Securities (including CDOs)	—	8,803,621	—	8,803,621
Mutual Funds	41,224,969	—	—	41,224,969
Total	$41,224,969	$302,301,545	$—	$343,526,514
Other Financial Instruments
Futures Contracts – Assets	$1,722,511	$—	$—	$1,722,511
Futures Contracts – Liabilities	(269,123)	—	—	(269,123)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,359,601	$51,734,069	$25,870,345	$(1,314)	$2,958	$41,224,969
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$262,699	$—